Shareholder Report, Holdings (Details) - Fidelity Government Cash Reserves	May 31, 2026
EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	61.10%
EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	41.60%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	30.90%
AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	29.90%